U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class B

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U. S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class B
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		none
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class B
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.555%
Total Annual Portfolio Operating Expenses	2.03%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class B	706	937	1,293	2,101

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class B	206	637	1,093	2,101